THE RBB FUND, INC.

SGI Peak Growth Fund
Class I Shares (Ticker: SGPKX)

SGI Prudent Growth Fund
Class I Shares (Ticker: SGPGX)

(each, a “Fund” and together the “Funds”)
______________________________________________________________________
Supplement dated May 6, 2025 to
the Prospectus and Statement of Additional Information (“SAI”)
dated December 31, 2024
______________________________________________________________________

Effective immediately, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
Summit Global Investments Funds
[FUND NAME]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Summit Global Investments Funds
[FUND NAME]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

* * * * *
Investors should retain this supplement for future reference.

THE RBB FUND, INC.

SGI U.S. Large Cap Equity VI Portfolio (the "Fund")
(Ticker: SGIVX)

______________________________________________________________________
Supplement dated May 6, 2025 to
the Prospectus and Statement of Additional Information (“SAI”)
dated December 31, 2024
______________________________________________________________________

Effective immediately, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:
Summit Global Investments Funds
[FUND NAME]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Summit Global Investments Funds
[FUND NAME]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

* * * * *
Investors should retain this supplement for future reference.

THE RBB FUND, INC.

SGI U.S. Large Cap Equity Fund
Class I Shares (Ticker: SILVX)
Class A Shares (Ticker: LVOLX)
Class C Shares (Ticker: SGICX)

SGI Global Equity Fund
Class I Shares (Ticker: SGLIX)
Class A Shares (Ticker: SGLAX)
Class C Shares

SGI Small Cap Core Fund
Class I Shares (Ticker: BOGIX)

(each, a “Fund” and together the “Funds”)
______________________________________________________________________
Supplement dated May 6, 2025 to
the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”)
dated December 31, 2024
______________________________________________________________________

Effective immediately, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
Summit Global Investments Funds
[FUND NAME]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Summit Global Investments Funds
[FUND NAME]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

* * * * *

Investors should retain this supplement for future reference.